Bonds and Loans - Composition of Bonds (Details)	Mar. 31, 2019 JPY (¥)	Mar. 31, 2019 EUR (€)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 JPY (¥)
Disclosure of detailed information about borrowings [line items]
Bonds	¥ 3,196,365,000,000			¥ 172,889,000,000
14th Unsecured Straight Bonds
Disclosure of detailed information about borrowings [line items]
Bonds, principal amount	60,000,000,000
Bonds	¥ 59,992,000,000			59,967,000,000
Interest rate	0.54%	0.54%	0.54%
15th Unsecured Straight Bonds
Disclosure of detailed information about borrowings [line items]
Bonds, principal amount	¥ 60,000,000,000
Bonds	¥ 59,968,000,000			59,944,000,000
Interest rate	0.704%	0.704%	0.704%
USD Unsecured Senior Notes
Disclosure of detailed information about borrowings [line items]
Bonds, principal amount | $			$ 500,000,000
Bonds	¥ 55,129,000,000			52,978,000,000
Interest rate	2.45%	2.45%	2.45%
2018 EUR Unsecured Senior Notes – variable rate
Disclosure of detailed information about borrowings [line items]
Bonds, principal amount | €		€ 1,750,000,000
Bonds	¥ 216,717,000,000			0
2018 EUR Unsecured Senior Notes – variable rate | EURIBOR | Minimum
Disclosure of detailed information about borrowings [line items]
Spread on variable interest rate	0.55%	0.55%	0.55%
2018 EUR Unsecured Senior Notes – variable rate | EURIBOR | Maximum
Disclosure of detailed information about borrowings [line items]
Spread on variable interest rate	1.10%	1.10%	1.10%
2018 EUR Unsecured Senior Notes – fixed rate
Disclosure of detailed information about borrowings [line items]
Bonds, principal amount | €		€ 5,750,000,000
Bonds	¥ 708,860,000,000			0
2018 EUR Unsecured Senior Notes – fixed rate | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate	0.375%	0.375%	0.375%
2018 EUR Unsecured Senior Notes – fixed rate | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate	3.00%	3.00%	3.00%
2018 USD Unsecured Senior Notes – fixed rate
Disclosure of detailed information about borrowings [line items]
Bonds, principal amount | $			$ 5,500,000,000
Bonds	¥ 605,261,000,000			0
2018 USD Unsecured Senior Notes – fixed rate | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate	3.80%	3.80%	3.80%
2018 USD Unsecured Senior Notes – fixed rate | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate	5.00%	5.00%	5.00%
Unsecured Senior Notes Assumed in Shire Acquisition
Disclosure of detailed information about borrowings [line items]
Bonds, principal amount | $			$ 12,100,000,000
Bonds	¥ 1,278,490,000,000			0
Unsecured Senior Notes Assumed in Shire Acquisition | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate	1.90%	1.90%	1.90%
Unsecured Senior Notes Assumed in Shire Acquisition | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate	3.20%	3.20%	3.20%
Unsecured Senior Notes Assumed in Shire Acquisition
Disclosure of detailed information about borrowings [line items]
Bonds, principal amount | $			$ 1,925,000,000
Bonds	¥ 211,948,000,000			¥ 0
Unsecured Senior Notes Assumed in Shire Acquisition | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate	2.875%	2.875%	2.875%
Unsecured Senior Notes Assumed in Shire Acquisition | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate	5.25%	5.25%	5.25%